Size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unconsolidated structured entities
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 619,187,523	₩ 399,646,452
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	208,441,947	196,108,655
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	195,374,046	132,050,391
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 215,371,530	₩ 71,487,406